Label	Element	Value
MFS Global High Yield Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated July 28, 2025, to the Prospectus dated May 30, 2025.

MFS® Global High Yield Fund

Effective August 1, 2025, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading entitled "Summary of Key Information" are restated in their entirety as follows:

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Global High Yield Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 12 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
MFS Global High Yield Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 525
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,043
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,836
MFS Global High Yield Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 580	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	886	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,238	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,098	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	180	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	586	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,038	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,098	[3]
MFS Global High Yield Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 280	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	586	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,038	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,098	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	180	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	586	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,038	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,098	[3]
MFS Global High Yield Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,185
MFS Global High Yield Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 180
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	586
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,038
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,293
MFS Global High Yield Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,754
MFS Global High Yield Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,473
MFS Global High Yield Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,185
MFS Global High Yield Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,072

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that "Total Annual Fund Operating Expenses" do not exceed 1.00% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.75% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.75% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.25% of the class' average daily net assets annually for Class R2 shares, and 0.67% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least May 31, 2027.
[3]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.